Financial Derivative Contracts and Hedge Accounting - Schedule of Effective Portion Generated by Cash Flow Derivatives Recorded in Statement of Changes in Equity (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ 5,559	$ (5,730)
Ineffective Portion	(416)	(1,300)
Loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	8,557
Ineffective Portion	2,032
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	1,024	1,890
Ineffective Portion	270	155
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(236)	(3,037)
Ineffective Portion		(126)
Current bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(3,829)	(4,583)
Ineffective Portion	(2,718)	$ (1,329)
Interbank loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ 43